Contingent Assets and Liabilities, Provisions and Legal Obligations - Summary of Changes in Civil, Labor and Other Risks Provisions (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Opening balance	R$ 18,613
Closing balance	21,454	R$ 18,613
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Opening balance	4,426	5,300
(-) Provisions guaranteed by indemnity clause (Note 2.4.n)	(226)	(243)
Subtotal	4,200	5,057
Adjustment / Interest (Note 23)	122	145
Changes in the period reflected in income	726	319
Increase	1,177	774
Reversal	(451)	(455)
Payment	(1,631)	(1,321)
Subtotal	3,417	4,200
(+) Provisions guaranteed by indemnity clause (Note 2.4.n)	216	226
Closing balance	3,633	4,426
Current	1,662	1,350
Non-current	1,971	3,076
Labor [Member]
Disclosure of other provisions [line items]
Opening balance	6,821	7,283
(-) Provisions guaranteed by indemnity clause (Note 2.4.n)	(957)	(998)
Subtotal	5,864	6,285
Adjustment / Interest (Note 23)	1,024	508
Changes in the period reflected in income	3,160	1,982
Increase	3,325	2,152
Reversal	(165)	(170)
Payment	(2,449)	(2,911)
Subtotal	7,599	5,864
(+) Provisions guaranteed by indemnity clause (Note 2.4.n)	980	957
Closing balance	8,579	6,821
Current	2,451	2,911
Non-current	6,128	3,910
Other [Member]
Disclosure of other provisions [line items]
Opening balance	573	150
(-) Provisions guaranteed by indemnity clause (Note 2.4.n)	0
Subtotal	573	150
Adjustment / Interest (Note 23)	0
Changes in the period reflected in income	403	423
Increase	435	425
Reversal	(32)	(2)
Payment	0
Subtotal	976	573
(+) Provisions guaranteed by indemnity clause (Note 2.4.n)	0
Closing balance	976	573
Current	976	573
Non-current	0
Civil labor and other provisions [member]
Disclosure of other provisions [line items]
Opening balance	11,820	12,733
(-) Provisions guaranteed by indemnity clause (Note 2.4.n)	(1,183)	(1,241)
Subtotal	10,637	11,492
Adjustment / Interest (Note 23)	1,146	653
Changes in the period reflected in income	4,289	2,724
Increase	4,937	3,351
Reversal	(648)	(627)
Payment	(4,080)	(4,232)
Subtotal	11,992	10,637
(+) Provisions guaranteed by indemnity clause (Note 2.4.n)	1,196	1,183
Closing balance	13,188	11,820
Current	5,089	4,834
Non-current	R$ 8,099	R$ 6,986